Stockholders' Equity - Stock option activity and related share-based compensation expense (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Summary of stock option activity, number of shares
Number of shares, beginning balance (in shares)	1,772	2,130	2,292
Granted (in shares)	287	326	413
Exercised (in shares)	(660)	(570)	(551)
Canceled or expired (in shares)	(80)	(114)	(24)
Number of shares, ending balance (in shares)	1,319	1,772	2,130
Weighted Average Exercise Price Per Share
Weighted-average exercise price per share, Beginning Balance (in dollars per share)	$ 449.66	$ 360.17	$ 289.62
Granted (in dollars per share)	781.21	626.32	489.85
Exercised (in dollars per share)	354.70	212.89	163.64
Canceled or expired (in dollars per share)	493.70	467.16	368.72
Weighted-average exercise price per share, Ending Balance (in dollars per share)	$ 566.59	$ 449.66	$ 360.17
Stock Options Outstanding
Number of shares (in thousands), options outstanding (in shares)	1,319	1,772	2,130
Weighted average remaining contractual life (in years), options outstanding	5 years 10 days
Weighted-average exercise price per share, options outstanding (in dollars per share)	$ 566.59	$ 449.66	$ 360.17
Aggregate intrinsic value (in millions), options outstanding	$ 288
Number of shares (in thousands), options exercisable (in shares)	572
Weighted-average remaining contractual life (in years) options exercisable	3 years 9 months 14 days
Weighted-average exercise price per share, options exercisable (in dollars per share)	$ 468.33
Aggregate intrinsic value (in millions), options exercisable	$ 181
Additional information on stock options and ESPP shares
Weighted-average fair value of options granted (in dollars per share)	$ 246.17	$ 188.54	$ 144.92
Total grant date fair value of options vested	$ 43	$ 38	$ 33
Aggregate intrinsic value of options exercised	208	209	150
Total tax benefit for stock option and ESPP share-based compensation	548	594	373
Cash received from option exercises	234	121	90
Cash tax benefits realized related to tax deductions for non-qualified option exercises and disqualifying dispositions under all share-based payment arrangements	27	49	31
Stock Options and ESPP
Additional information on stock options and ESPP shares
Share-based compensation expense for stock options and ESPP	86	83	76
Total tax benefit for stock option and ESPP share-based compensation	$ 24	$ 49	$ 34